CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED AND COMBINED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts	$ 2,205	$ 1,915	$ 1,206
Accounts receivable, due from affiliates	890	610	986
Prepaid expenses and other current assets, due from affiliates	1,355	878	881
Other long-term assets, due from affiliates	239	355	850
Accounts payable, due to affiliates	8,344	404	278
Accrued expenses and other current liabilities, with affiliates	179	179	179
Other long-term liabilities, due to affiliates	$ 1,271	$ 1,315	$ 1,495